Investments and Advances-Other (Tables)	12 Months Ended
Mar. 31, 2014
Investments and Advances-Other, Current

	Yen (millions)
	2013	2014
Current
Corporate debt securities	¥1,553	¥11,050
Government bonds	—	2,000
Local bonds	—	6,620
Advances	926	1,028
Certificates of deposit	1,550	1,558
Other	10,846	15,012

Total	¥14,875	¥37,268

Investments and Advances-Other, Noncurrent

	Yen (millions)
	2013	2014
Noncurrent
Auction rate securities	¥6,928	¥6,999
Marketable equity securities	117,110	138,476
Corporate debt securities	1,505	8,542
Government bonds	2,000	—
Local bonds	9,499	15,850
U.S. government agency debt securities	1,068	5,455
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	969	969
Other	10,780	10,316
Guaranty deposits	20,210	18,742
Advances	2,132	1,998
Other	37,479	46,314

Total	¥209,680	¥253,661

Available-for-sale Securities and Held-to-maturity Securities

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2013 and 2014 are summarized below:

	Yen (millions)
	2013	2014
Available-for-sale
Cost	¥49,990	¥84,820
Fair value	128,848	185,960
Gross unrealized gains	80,453	101,917
Gross unrealized losses	1,595	777

Held-to-maturity
Amortized cost	¥16,511	¥34,650
Fair value	16,556	34,667
Gross unrealized gains	45	17
Gross unrealized losses	—	—

Maturities of Debt Securities Classified as Available-for-sale

Maturities of debt securities classified as available-for-sale at March 31, 2014 are as follows:

Yen (millions)
Due within one year	¥2,676
Due after one year through five years	12,968
Due after five years through ten years	8,748
Due after ten years	14,512

Total	¥38,904

Maturities of Debt Securities Classified as Held-to-maturity

Maturities of debt securities classified as held-to-maturity at March 31, 2014 are as follows:

Yen (millions)
Due within one year	¥22,378
Due after one year through five years	476
Due after five years through ten years	10,954
Due after ten years	842

Total	¥34,650

Gross Unrealized Losses on Available-for-sale Securities

Gross unrealized losses on available-for-sale securities and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2014 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Less than 12 months	¥8,877	¥224
12 months or longer	7,351	553

Total	¥16,228	¥777